Consolidated statements of cash flows - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net income	€ 789,247	€ 622,752
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairment loss	1,126,855	1,265,256
Change in deferred taxes, net	(30,556)	(119,165)
(Gain) loss from the sale of fixed assets, right-of-use assets, investments and divestitures	105,318	(38,148)
Income from equity method investees	(139,680)	(102,730)
Interest expense, net	229,403	255,688
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts and other receivables from unrelated parties	(174,804)	(228,737)
Inventories	(189,486)	12,236
Other current and non-current assets	19,514	(111,148)
Accounts receivable from related parties	6,806	129,582
Accounts payable to related parties	30,904	(23,882)
Accounts payable to unrelated parties, provisions and other current and non-current liabilities	89,910	116,245
Income tax liabilities	202,490	332,798
Received dividends from investments in equity method investees	5,691	5,151
Paid interest	(260,981)	(276,771)
Received interest	54,542	48,740
Paid income taxes	(185,860)	(333,425)
Net cash provided by (used in) operating activities	1,679,313	1,554,442
Investing activities
Purchases of property, plant and equipment and capitalized development costs	(492,357)	(458,668)
Acquisitions, net of cash acquired, investments and purchases of intangible assets	(18,676)	(18,509)
Investments in debt securities	(25,444)	(64,589)
Proceeds from sale of property, plant and equipment	11,642	6,504
Proceeds from divestitures, net of cash disposed	163,586	502,072
Proceeds from sale of debt securities	56,949	67,445
Net cash provided by (used in) investing activities	(304,300)	34,255
Financing activities
Proceeds from short-term debt from unrelated parties	159,346	182,287
Repayments of short-term debt from unrelated parties	(90,583)	(537,069)
Proceeds from long-term debt	1,121,793	40,361
Repayments of long-term debt	(830,245)	(249,723)
Repayments of lease liabilities from unrelated parties	(477,313)	(484,526)
Repayments of lease liabilities from related parties	(19,122)	(18,666)
Increase (decrease) of accounts receivable facility		(22,995)
Purchase of treasury stock	(151,119)
Dividends paid	(422,515)	(349,162)
Distributions to noncontrolling interests	(505,304)	(178,661)
Contributions from noncontrolling interests	20,244	14,039
Net cash provided by (used in) financing activities	(1,194,818)	(1,604,115)
Effect of exchange rate changes on cash and cash equivalents	(109,301)	(24,595)
Cash and cash equivalents:
Net increase (decrease) in cash and cash equivalents	70,894	(40,013)
Cash and cash equivalents at beginning of period	1,185,328	1,427,225
Cash and cash equivalents at end of period	1,256,222	1,387,212
Thereof: cash and cash equivalents within the disposal groups	€ 274	€ 16,322